Stockholders' Equity - Additional Information (Detail) - USD ($)		3 Months Ended	12 Months Ended
	Jul. 16, 1999	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 16, 2020	May 01, 2018
Class of Stock [Line Items]
Preferred stock, par value	$ 0.001
Liquidation value of outstanding preferred stock			$ 3,649,000
Preferred stock voting right			Series AA preferred stock is entitled to one vote per share.
Class B common stock voting rights			holders of Class B common stock have ten votes per share on all matters in which the holders of common stock are entitled to vote and holders of Class A common stock have one vote per share on such matters.
Common stock shares issued for cash (in shares)				266,410	576,002
Shelf Registration [Member]
Class of Stock [Line Items]
Common stock shares issued for cash (in shares)		0	0	0
Series AA Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	5,720	5,720	5,720	5,720
Preferred stock, par value		$ 0.001	$ 0.001	$ 0.001
Dividends paid to preferred stock	$ 15.95
Amount entitled	$ 638
Preferred Class A [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	1,000,000
Common Class A [Member]
Class of Stock [Line Items]
Common stock, par value		$ 0.001	$ 0.001	$ 0.001			$ 0.001
Issuance of shares related to acquisition					163,137
Common Class A [Member] | Stock Repurchase Program [Member]
Class of Stock [Line Items]
Stock repurchase program, authorized amount						$ 250,000,000
Stock repurchase program expiry date		Sep. 30, 2021	Sep. 30, 2021
Stock repurchased during period		$ 0	$ 0
Common Class A [Member] | Equity Distribution Agreement [Member]
Class of Stock [Line Items]
Common stock, shares sold		842,412	842,412
Common stock, shares available to be sold		$ 336,668,000	$ 336,668,000
Common Class A [Member] | Maximum [Member]
Class of Stock [Line Items]
Aggregate offering price of common stock issuable							$ 400,000,000